RETAINED EARNINGS (Tables)	12 Months Ended
Dec. 31, 2018
RETAINED EARNINGS
Schedule of retained earnings

	December 31,
	2017	2018	2018
	RMB	RMB	(Note2) USD
			Unaudited

PRC statutory reserve	168,746	171,090	24,884
Unreserved retained earnings	1,347,779	481,597	70,045
Total retained earnings	1,516,525	652,687	94,929